Revenue - Narrative (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Concentration Risk [Line Items]
Performance obligation, description of timing	Payment terms differ by jurisdiction and customer, but payment terms in most of our major jurisdictions typically range from 30 to 100 days from date of shipment.		Payment terms differ by jurisdiction and customer, but payment terms in most of our major jurisdictions typically range from 30 to 100 days from date of shipment.
Rebate period	6 months		6 months
Geographic Concentration Risk | Contract With Customer Liability | United States
Concentration Risk [Line Items]
Concentration risk	72.00%	69.00%	70.00%	69.00%
Geographic Concentration Risk | Contract With Customer Liability | Next Largest Country
Concentration Risk [Line Items]
Concentration risk	8.00%	7.00%	8.00%
Product Return Concentration Risk | Net Revenue
Concentration Risk [Line Items]
Concentration risk	0.30%	0.20%	1.00%	1.00%